Financial instruments: (Details) - CAD ($)	Dec. 31, 2017	Dec. 31, 2016 [1]
Short-term borrowings
Disclosure of detailed information about financial instruments [line items]
Carrying amount	$ 0	$ 1,383,864
Fair value	0	1,383,864
Accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Carrying amount	10,371,103	17,917,199
Fair value	10,371,103	17,917,199
Accrued transaction costs
Disclosure of detailed information about financial instruments [line items]
Carrying amount	22,360,730	0
Fair value	22,360,730	0
Income taxes payable
Disclosure of detailed information about financial instruments [line items]
Carrying amount	2,428,560	504,586
Fair value	2,428,560	504,586
Current portion of finance lease obligations
Disclosure of detailed information about financial instruments [line items]
Carrying amount	0	89,241
Fair value	0	89,241
Current portion of long-term debt
Disclosure of detailed information about financial instruments [line items]
Carrying amount	0	2,883,752
Fair value	0	2,883,752
Current portion of royalty obligation
Disclosure of detailed information about financial instruments [line items]
Carrying amount	1,537,202	2,019,243
Fair value	1,537,202	2,019,243
Finance lease obligations
Disclosure of detailed information about financial instruments [line items]
Carrying amount	0	242,449
Fair value	0	242,449
Long-term debt
Disclosure of detailed information about financial instruments [line items]
Carrying amount	0	68,180,424
Fair value	0	68,180,424
Royalty obligation
Disclosure of detailed information about financial instruments [line items]
Carrying amount	2,911,810	3,666,479
Fair value	2,911,810	3,666,479
License fee payable
Disclosure of detailed information about financial instruments [line items]
Carrying amount	501,800	0
Fair value	501,800	0
Other long-term liability
Disclosure of detailed information about financial instruments [line items]
Carrying amount	1,135,007	133,999
Fair value	1,135,007	133,999
Derivative option on Apicore Class C shares
Disclosure of detailed information about financial instruments [line items]
Carrying amount	0	32,901,006
Fair value	0	32,901,006
Liability to repurchase Apicore Class E shares
Disclosure of detailed information about financial instruments [line items]
Carrying amount	0	2,700,101
Fair value	0	2,700,101
Fair value of Apicore Series A-1 preferred shares
Disclosure of detailed information about financial instruments [line items]
Carrying amount	0	1,755,530
Fair value	0	1,755,530
Due to vendor
Disclosure of detailed information about financial instruments [line items]
Carrying amount	0	2,759,507
Fair value	0	2,759,507
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Carrying amount	5,260,480	12,266,177
Fair value	5,260,480	12,266,177
Cash held in escrow
Disclosure of detailed information about financial instruments [line items]
Carrying amount	0	12,809,072
Fair value	0	12,809,072
Accounts receivable
Disclosure of detailed information about financial instruments [line items]
Carrying amount	8,588,255	17,200,778
Fair value	8,588,255	17,200,778
Consideration receivable
Disclosure of detailed information about financial instruments [line items]
Carrying amount	82,678,366	0
Fair value	82,678,366	0
Holdback receivable
Disclosure of detailed information about financial instruments [line items]
Carrying amount	12,068,773	0
Fair value	$ 12,068,773	$ 0

[1]	Restated